Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net	ACCOUNTS RECEIVABLE, NET
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Trade receivables	322,170,980	487,418,616	$70,931,300
Allowance for doubtful accounts	(13,615,875)	(24,366,824)	(3,545,967)
Accounts receivable, net	308,555,105	463,051,792	$67,385,333

Schedule of analysis of the movements in the allowance for doubtful accounts	Below is an analysis of the movements in the allowance for doubtful accounts
	Year Ended March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	8,530,951	13,615,875	$1,981,442
Additions	5,084,924	10,750,949	1,564,525
Balance at end of the year	13,615,875	24,366,824	$3,545,967